Other Payables - Schedule Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Salaries and wages	€ 6,014	€ 10,491
Social security contributions	5,292	5,285
Vacation accrual	4,499	4,869
Withholding taxes on payroll and on others	1,966	2,902
Advance payment from the Parent’s majority shareholder		2,500
Advance payment from the sale of a building (High Point, NC, USA)	3,658
Other accounts payable	5,277	5,672
Total	€ 26,706	€ 31,719